Annual Operating Expenses {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Total Emerging Markets Fund	Dec. 30, 2020
Fidelity Advisor Total Emerging Markets Fund: Class A
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.37%
Total annual operating expenses	1.40%
Fidelity Advisor Total Emerging Markets Fund: Class M
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.43%
Total annual operating expenses	1.71%
Fidelity Advisor Total Emerging Markets Fund: Class C
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual operating expenses	2.14%
Fidelity Advisor Total Emerging Markets Fund: Class I
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual operating expenses	1.11%
Fidelity Advisor Total Emerging Markets Fund: Class Z
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.98%